Schedule of other assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Current
Deposits		$ 66,014	$ 63,067
Prepayments		105,367	108,207
Other receivables		205,910	51,463
Other current assets	$ 2,520,748	377,291	222,737
Non-current
Other receivable			$ 55,955